                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                              COUPON   MATURITY   VALUE
------   ------------------------------------------------------   ------   --------   ------------
         MUNICIPAL BONDS 150.7%
         ALABAMA 7.2%
$  915   Alabama Drinking Wtr Fin Auth Revolving Fd Ln Ser A
         (AMBAC Insd)                                             5.125%   08/15/16   $    989,884
 1,380   Alabama Drinking Wtr Fin Auth Revolving Fd Ln Ser A
         (AMBAC Insd)                                             5.250    08/15/18      1,502,875
 1,100   Alabama St Brd Ed Rev Jefferson St Cmnty College
         (AMBAC Insd)                                             5.000    10/01/21      1,178,298
 3,080   Clarke & Mobile Cntys, AL Gas Dist Gas Rev (AMBAC
         Insd) (a)                                                5.250    01/01/18      3,383,873
 1,780   Dothan, AL Wt (AMBAC Insd)                               5.000    09/01/15      1,955,170
 1,000   Dothan, AL Wt (AMBAC Insd)                               5.000    09/01/18      1,084,470
 1,480   Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (AMT)
         (MBIA Insd)                                              5.600    12/01/20      1,619,016
                                                                                      ------------
                                                                                        11,713,586
                                                                                      ------------

         ALASKA 1.5%
 2,110   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)               5.750    10/01/18      2,378,054
                                                                                      ------------
         ARIZONA 3.7%
 1,395   Greater AZ Dev Auth Infrastructure Rev Ser A
         (MBIA Insd)                                              5.000    08/01/22      1,495,412
 2,000   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT)
         (FGIC Insd)                                              5.375    07/01/29      2,036,000
 1,140   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
         Irvington Proj Tucson Ser A Rfdg (FSA Insd)              7.250    07/15/10      1,178,190
 1,150   Tucson, AZ Wtr Rev Rfdg (FGIC Insd)                      5.500    07/01/17      1,292,071
                                                                                      ------------
                                                                                         6,001,673
                                                                                      ------------

         ARKANSAS 0.7%
 1,070   Conway Air Pub Fac Brd Univ Cent Air Fndtn Inc Proj
         (AMBAC Insd) (a)                                         5.000    09/01/19      1,138,341
                                                                                      ------------

         CALIFORNIA 5.4%
 2,000   California Stwide Cmnty Pooled Fin Pgm Ser S (FSA Insd)  5.250    10/01/19      2,190,840
 1,500   Hesperia, CA Cmnty Redev Agy Refng & Redev Proj Ser A
         (XLCA Insd)                                              5.000    09/01/35      1,567,035
 1,750   Huntington Pk, CA Pub Fin Ser A Rfdg (FSA Insd)          5.250    09/01/18      1,950,340
 1,780   Vacaville, CA Uni Sch Dist Election 2001 (MBIA Insd)
         (b)                                                      5.000    08/01/25      1,902,108
 1,000   Vacaville, CA Uni Sch Dist Election 2001 (MBIA Insd)
         (b)                                                      5.000    08/01/26      1,065,230
                                                                                      ------------
                                                                                         8,675,553
                                                                                      ------------

         COLORADO 2.9%
 1,255   Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora
         Academy Proj (XLCA Insd) (a)                             5.250    02/15/24      1,352,965
   560   Weld & Adams Cntys, CO Sch Dist Ser J (FSA Insd)         5.000    12/15/22        600,012
 2,425   Weld Cnty, CO Sch Dist No 006 (FSA Insd) (c)             5.500    12/01/19      2,683,214
                                                                                      ------------
                                                                                         4,636,191
                                                                                      ------------

         DISTRICT OF COLUMBIA 2.1%
 2,035   District of Columbia Tax Increment Rev Gallery Place
         Proj (FSA Insd) (a)                                      5.500    07/01/14      2,239,212
 1,000   District of Columbia Tax Increment Rev Gallery Place
         Proj (FSA Insd)                                          5.500    07/01/15      1,104,830
                                                                                      ------------
                                                                                         3,344,042
                                                                                      ------------

         FLORIDA 4.0%
   230   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)         5.950    07/01/20        232,072
 1,330   Hillsborough Cnty, FL Aviation Tampa Intl Arpt Ser A
         (AMT) (MBIA Insd)                                        5.375    10/01/16      1,448,982
 2,000   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT)
         (FGIC Insd)                                              5.375    10/01/27      2,124,260
   405   Orange Cnty, FL Hsg Fin Auth Single Family Mtg Rev Ser
         A (AMT) (GNMA Collateralized)                            6.200    10/01/16        416,202
 2,000   Pasco Cnty, FL Solid Waste Disp & Res Recovery Sys Rev
         (AMT) (AMBAC Insd)                                       6.000    04/01/11      2,210,680
                                                                                      ------------
                                                                                         6,432,196
                                                                                      ------------

         GEORGIA 4.6%
 3,145   Atlanta, GA Dev Auth Rev Yamacraw Design Ctr Proj Ser
         A (Prerefunded @ 01/01/12) (MBIA Insd)                   5.375    01/01/17      3,446,417
 3,620   Atlanta, GA Dev Auth Rev Yamacraw Design Ctr Proj Ser
         A (Prerefunded @ 01/01/12) (MBIA Insd) (a)               5.375    01/01/18      3,962,597
                                                                                      ------------
                                                                                         7,409,014
                                                                                      ------------

         HAWAII 2.2%
 2,000   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec
         Co Proj Ser C (AMT) (AMBAC Insd)                         6.200    11/01/29      2,223,460
 1,250   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec
         Co Ser D Rfdg (AMT) (AMBAC Insd)                         6.150    01/01/20      1,364,275
                                                                                      ------------
                                                                                         3,587,735
                                                                                      ------------

         ILLINOIS 22.8%
 2,000   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                 *    01/01/32        483,260
 1,795   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Second Lien
         Ser A (AMT) (AMBAC Insd)                                 5.500    01/01/16      1,874,016
 2,705   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
         Ser E Rfdg (CIFG Insd) (a)                               5.250    01/01/20      2,927,567
 5,000   Chicago, IL O'Hare Intl Arpt Rev RR II (AMT) (Inverse
         Fltg) (Acquired 08/18/03, Cost $5,289,007) (FSA Insd)
         (a) (d) (e)                                              9.020    01/01/22      6,078,400
 1,000   Chicago, IL Pk Dist Ltd Tax Ser A (FGIC Insd)            5.500    01/01/18      1,090,490
 5,000   Chicago, IL Proj & Rfdg (FGIC Insd) (c)                  5.250    01/01/28      5,318,450
 3,000   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                  5.500    01/01/40      3,268,740

 1,770   Glenwood, IL (FSA Insd) (a)                              5.375    12/01/30      1,916,804
 1,000   Illinois Ed Fac Auth Rev Robert Morris College
         (MBIA Insd)                                              5.800    06/01/30      1,053,630
 3,000   Illinois St First Ser (FGIC Insd)                        5.500    02/01/16      3,312,420
 1,500   Illinois St First Ser (FGIC Insd)                        5.500    02/01/17      1,655,295
 2,000   Illinois St First Ser (FGIC Insd)                        5.500    02/01/18      2,204,640
 1,000   Illinois St Sales Tax Rev (FSA Insd)                     5.000    06/15/28      1,056,220
 2,000   Illinois St Sales Tax Rev (FSA Insd)                     5.000    06/15/30      2,109,140
 1,260   Kendall, Kane & Will Cntys, IL (FGIC Insd)               5.500    10/01/12      1,392,325
 1,050   Kendall, Kane & Will Cntys, IL Ser B (FGIC Insd)         5.000    10/01/22      1,113,578
                                                                                      ------------
                                                                                        36,854,975
                                                                                      ------------

         INDIANA 6.3%
 2,025   Aurora, IN Sch Bldg Ind Corp First Mtg (FGIC Insd)       5.000    07/15/23      2,144,698
 1,000   Baugo, IN Sch Bldg Corp First Mtg Ser B (Prerefunded @
         01/15/12) (AMBAC Insd)                                   5.125    01/15/25      1,062,310
 1,085   Indiana St Recreational Dev Cmnty Rev (AMBAC Insd) (a)   5.000    07/01/18      1,159,409
 1,235   Indianapolis, IN Loc Pub Impt Ser D (AMBAC Insd)         5.500    02/01/21      1,340,160
 1,000   New Albany Floyd Cnty, IN Sch Bldg Corp First Mtg Rfdg
         (FSA Insd)                                               5.000    07/15/23      1,061,630
 2,000   New Albany Floyd Cnty, IN Sch Bldg Corp First Mtg Rfdg
         (FSA Insd)                                               5.000    07/15/25      2,116,580
 1,195   Saint Joseph Cnty, IN Econ Dev Saint Mary's College
         Proj (MBIA Insd)                                         5.125    04/01/28      1,250,030
                                                                                      ------------
                                                                                        10,134,817
                                                                                      ------------

         KANSAS 1.3%
 1,990   Kansas St Dev Fin Auth Lease Juvenile Justice Auth Ser
         D (MBIA Insd)                                            5.250    05/01/15      2,158,672
                                                                                      ------------

         LOUISIANA 3.9%
 3,145   Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake
         Charles Mem Hosp Proj Ser A (Connie Lee Insd)            6.650    12/01/21      3,186,325
 1,000   Louisiana Hsg Fin Agy Mtg Rev Coll Mtg Malta Square
         Proj (AMT) (GNMA Collateralized)                         6.450    09/01/27      1,057,300
   995   Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg
         (AMT) (GNMA Collateralized)                              5.375    10/20/39      1,041,735
 1,000   Louisiana Loc Govt Envir Fac Cmnty Dev Auth Rev
         Ascension Parish Lib Proj (AMBAC Insd)                   5.250    04/01/35      1,080,630
                                                                                      ------------
                                                                                         6,365,990
                                                                                      ------------

         MASSACHUSETTS 2.5%
 1,800   Massachusetts St Dev Fin Agy Rev Boston Univ Ser T-1
         (AMBAC Insd)                                             5.000    10/01/35      1,903,590
 2,000   Massachusetts St Dev Fin Agy Semass Sys Ser A
         (MBIA Insd)                                              5.625    01/01/15      2,200,900
                                                                                      ------------
                                                                                         4,104,490
                                                                                      ------------

         MICHIGAN 5.0%
 1,000   Detroit, MI Ser A (XLCA Insd)                            5.250    04/01/23      1,068,540
 4,250   Michigan St Ctf Part (AMBAC Insd)                        5.500    06/01/27      4,587,833

 1,000   Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll
         Detroit Edison Co Ser AA Rfdg (FGIC Insd)                6.950    09/01/22      1,319,360
 1,000   Plymouth Canton, MI Cmnty Sch Dist (FGIC Insd)           5.000    05/01/28      1,053,170
                                                                                      ------------
                                                                                         8,028,903
                                                                                      ------------

         MISSISSIPPI 1.5%
 2,500   Mississippi Hosp Equip & Fac Auth Rev Rush Med Fndtn
         Proj (Connie Lee Insd)                                   6.700    01/01/18      2,508,050
                                                                                      ------------

         MISSOURI 4.1%
 1,000   Chesterfield, MO Ctf Part (FGIC Insd)                    5.000    12/01/21      1,072,990
 1,000   Chesterfield, MO Ctf Part (FGIC Insd)                    5.000    12/01/22      1,070,380
   100   Chesterfield, MO Ctf Part (FGIC Insd)                    5.000    12/01/23        106,778
 1,050   Grandview, MO Ctf Part (FGIC Insd)                       5.250    01/01/18      1,146,926
 1,000   Missouri St Hsg Dev Commn Multi-Family Hsg Brookstone
         Ser A (AMT) (FSA Insd)                                   6.000    12/01/16      1,034,410
   900   Missouri St Hsg Dev Commn Multi-Family Hsg Truman Farm
         Ser A (Variable Rate Coupon) (AMT) (FSA Insd)            5.750    10/01/11        930,969
 1,175   Nixa, MO Elec Sys Rev (XLCA Insd)                        5.000    04/01/25      1,226,242
                                                                                      ------------
                                                                                         6,588,695
                                                                                      ------------

         NEBRASKA 0.6%
   985   Nebraska Invt Fin Auth Multi-Family Rev Hsg Summit
         Club Apt Proj (AMT) (FSA Insd)                           5.700    10/01/12      1,015,180
                                                                                      ------------

         NEVADA 2.6%
 4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj
         Ser A (AMT) (AMBAC Insd)                                 5.250    07/01/34      4,218,600
                                                                                      ------------

         NEW JERSEY 2.5%
 1,250   Casino Reinvestment Dev Auth NJ Hotel Room Fee Rev
         (AMBAC Insd)                                             5.250    01/01/24      1,365,100
 2,510   Essex Cnty, NJ Impt Auth Arpt Rev Cnty Gtd Rfdg (AMT)
         (MBIA Insd)                                              5.125    10/01/21      2,633,216
                                                                                      ------------
                                                                                         3,998,316
                                                                                      ------------

         NEW MEXICO 0.2%
   240   New Mexico Mtg Fin Auth Single Family Mtg Pgm A2 (AMT)
         (GNMA Collateralized)                                    6.050    07/01/16        242,407
                                                                                      ------------

         NEW YORK 5.9%
 1,000   Buffalo, NY Sch Ser B (MBIA Insd)                        5.375    11/15/18      1,109,200
 1,800   New York City Transitional Future Tax Secd Ser D (MBIA
         Insd)                                                    5.250    02/01/18      1,972,746
 3,000   New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA Insd)   5.250    04/01/18      3,280,890
 3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt
         Terminal 6 (AMT) (MBIA Insd)                             5.750    12/01/25      3,167,100
                                                                                      ------------
                                                                                         9,529,936
                                                                                      ------------

         NORTH CAROLINA 3.7%
 1,585   Brunswick Cnty, NC Enterprise Ser A (FSA Insd)           5.250    04/01/24      1,736,431
 2,175   Buncombe Cnty, NC Ctf Part Ser 2005 (AMBAC Insd) (a)     5.000    04/01/18      2,347,021

   700   Buncombe Cnty, NC Ctf Part Ser 2005 (AMBAC Insd)         5.000    04/01/22        747,257
 1,000   Iredell Cnty, NC Ctf Part Pub Fac Proj (AMBAC Insd)      5.250    10/01/20      1,084,540
                                                                                      ------------
                                                                                         5,915,249
                                                                                      ------------

         OHIO 5.9%
 2,500   Cuyahoga Falls, OH Ser 1 (FGIC Insd)                     5.250    12/01/17      2,665,075
 1,820   Garfield Heights, OH City Sch Dist Sch Impt (MBIA
         Insd) (a)                                                5.500    12/15/19      2,014,867
 1,000   New Albany, OH Cmnty Auth Cmnty Fac Rev Ser B (AMBAC
         Insd)                                                    5.500    10/01/17      1,108,310
   985   Ohio Hsg Fin Agy Mtg Rev Residential Mtg Bkd Sec Ser C
         (AMT) (GNMA Collateralized)                              4.900    03/01/11      1,027,119
 1,715   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser A (FSA
         Insd)                                                    5.500    04/01/18      1,896,481
   775   University Cincinnati, OH Gen Rcpt Ser E (AMBAC Insd)    5.000    06/01/21        830,180
                                                                                      ------------
                                                                                         9,542,032
                                                                                      ------------

         OKLAHOMA 0.9%
 1,250   Tulsa, OK Arpt Impt Tr Gen Rev Ser A (AMT) (FGIC Insd)   6.000    06/01/20      1,464,375
                                                                                      ------------

         OREGON 2.6%
 2,150   Oregon St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A (MBIA
         Insd) (a)                                                5.500    01/01/16      2,305,445
 1,715   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)              5.250    11/01/18      1,867,704
                                                                                      ------------
                                                                                         4,173,149
                                                                                      ------------

         PENNSYLVANIA 7.2%
 2,000   Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy
         Hlth Sys Inc (Escrowed to Maturity) (AMBAC Insd)         5.625    08/15/26      2,078,960
 5,000   Philadelphia, PA Auth Indl Dev Lease Rev Ser B (FSA
         Insd)                                                    5.500    10/01/15      5,557,050
 1,300   Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC Insd)   5.250    08/01/16      1,427,543
 2,300   Philadelphia, PA Redev Auth Rev Neighborhood
         Transformation Ser A (FGIC Insd)                         5.500    04/15/22      2,532,415
                                                                                      ------------
                                                                                        11,595,968
                                                                                      ------------

         RHODE ISLAND 2.7%
 1,000   Providence, RI Redev Agy Rev Pub Safety Bldg Proj Ser
         A Rfdg (AMBAC Insd)                                      5.000    04/01/27      1,059,160
 1,500   Rhode Island Port Auth & Econ Dev Corp Arpt Rev Ser A
         (AMT) (FSA Insd)                                         7.000    07/01/14      1,754,250
 1,545   Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA Insd)     5.000    07/01/21      1,608,685
                                                                                      ------------
                                                                                         4,422,095
                                                                                      ------------

         SOUTH CAROLINA 2.5%
 3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas
         Co Proj Ser B (AMT) (AMBAC Insd)                         5.450    11/01/32      4,003,800
                                                                                      ------------

         SOUTH DAKOTA 1.6%

 1,475   Minnehaha Cnty, SD Ctfs Ltd Tax (FSA Insd) (a)           5.000    12/01/17      1,595,699
   985   South Dakota St Hlth & Ed Fac Auth Vocational Ed Pgm
         Ser A (AMBAC Insd)                                       5.400    08/01/13      1,046,041
                                                                                      ------------
                                                                                         2,641,740
                                                                                      ------------

         TENNESSEE 4.0%
 1,415   Bristol, TN Elec Rev Sys (AMBAC Insd)                    5.000    09/01/35      1,492,372
 4,315   Metropolitan Nashville Arpt Auth TN Arpt Rev Impt Ser
         A Rfdg (FGIC Insd)                                       6.600    07/01/15      5,035,821
                                                                                      ------------
                                                                                         6,528,193
                                                                                      ------------

         TEXAS 16.1%
 2,675   Dallas Cnty, TX Cmnty College Fin Sys (AMBAC Insd) (a)   5.375    02/15/18      2,879,932
 5,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Impt
         Rfdg (AMT) (FGIC Insd)                                   5.500    11/01/31      5,310,200
 2,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg
         (AMT) (FGIC Insd)                                        5.875    11/01/17      2,214,340
 1,500   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg
         (AMT) (FGIC Insd)                                        5.875    11/01/18      1,660,755
 2,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg
         (AMT) (MBIA Insd)                                        5.500    11/01/33      2,148,620
 1,820   Galveston Cnty, TX Ctf Oblig Ser C (AMBAC Insd) (a)      5.250    02/01/20      1,984,728
 1,380   Houston, TX Cmnty College Sys Rev Sr Lien Student Fee
         Rfdg (FSA Insd)                                          5.250    04/15/19      1,512,370
   500   Laredo, TX ISD Pub Fac Corp Lease Rev Ser A (AMBAC
         Insd)                                                    5.000    08/01/29        515,815
 1,000   Laredo, TX ISD Pub Fac Corp Lease Rev Ser C (AMBAC
         Insd)                                                    5.000    08/01/29      1,031,630
 5,000   Texas St Tpk Auth Cent TX Tpk First Tier Ser A (AMBAC
         Insd)                                                    5.500    08/15/39      5,514,450
 1,150   Wichita Falls, TX Wtr & Swr Rev Priority Lien (AMBAC
         Insd)                                                    5.375    08/01/17      1,257,088
                                                                                      ------------
                                                                                        26,029,928
                                                                                      ------------

         VIRGINIA 1.0%
 1,495   Harrisonburg, VA Redev & Hsg Auth Multi-Family Hsg Rev
         (AMT) (FSA Insd)                                         6.200    04/01/17      1,550,524
                                                                                      ------------

         WASHINGTON 4.0%
 2,000   Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev Chelan
         Hydro Ser A (AMT) (MBIA Insd)                            5.600    01/01/36      2,170,120
 1,155   Pierce Cnty, WA (Prerefunded @ 08/01/10) (AMBAC Insd)    5.750    08/01/13      1,285,815
 2,760   Spokane Cnty, WA Sch Dist No 363 (FGIC Insd)             5.250    12/01/21      3,000,672
                                                                                      ------------
                                                                                         6,456,607
                                                                                      ------------

         WISCONSIN 1.1%
 1,610   Wisconsin St Ser 3 Rfdg (FGIC Insd)                      5.250    05/01/22      1,751,744
                                                                                      ------------

         PUERTO RICO 3.9%
 5,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg
         (FSA Insd)                                               6.250    07/01/21      6,284,800
                                                                                      ------------

TOTAL LONG-TERM INVESTMENTS 150.7%

   (Cost $229,118,891)                                                                 243,425,620

TOTAL SHORT-TERM INVESTMENTS 2.9%
   (Cost $4,700,000)                                                                     4,700,000
                                                                                      ------------

TOTAL INVESTMENTS 153.6%
   (Cost $233,818,891)                                                                 248,125,620

OTHER ASSETS IN EXCESS OF LIABILITIES 2.2%                                               3,464,980

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (55.8%)                             (90,094,646)
                                                                                      ------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                         $161,495,954
                                                                                      ============

     Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the bond issuance.

(b)  Securities purchased on a when-issued or delayed delivery basis.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.8% of net assets applicable to common shares.

(e) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of this security may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

AGC        - AGC Insured Custody Certificates
AMBAC      - AMBAC Indemnity Corp.
AMT        - Alternative Minimum Tax
CIFG       - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC       - Financial Guaranty Insurance Co.
FSA        - Financial Security Assurance Inc.
GNMA       - Government National Mortgage Association
MBIA       - Municipal Bond Investors Assurance Corp.
XLCA       - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2005:

                                                                   UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS   DEPRECIATION
                                                       ---------   -------------
SHORT CONTRACTS:

U.S. Treasury Notes 2-Year Futures September 05
   (Current Notional Value $206,484 per contract)          40         $ 50,465

U.S. Treasury Notes 5-Year Futures September 05
   (Current Notional Value $107,203 per contract)         331          523,622
                                                          ---         --------
                                                          371         $574,087
                                                          ===         ========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Insured Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005